UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22304

Old Mutual Global Shares Trust

(Exact name of registrant as specified in charter)

10 High Street, Suite 302
Boston, MA 02110

(Address of principal executive offices) (Zip code)

Eric G. Woodbury
10 High Street, Suite 302
Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-664-9887

Date of fiscal year end: September 30

Date of reporting period: December 1, 2009 – September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance.

Item 1.
Reports to Stockholders

OLD MUTUAL

GLOBAL SHARES TRUST

GlobalShares FTSE Emerging Markets Fund

GlobalShares FTSE Developed Countries ex US Fund

GlobalShares FTSE All-World Fund

GlobalShares FTSE All-World ex US Fund

GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund

ANNUAL SHAREHOLDERS REPORT, SEPTEMBER 30, 2010

OLD MUTUAL GLOBAL SHARES TRUST

i

September 2010

Dear GlobalShares Investors,

It is with regret that we must inform you that on September 24, 2010, the Board of Trustees of Old Mutual Global Shares Trust approved closure of all five of its U.S. exchange traded funds (ETFs). The salient dates are set forth below. The U.S. ETF market was a new distribution channel for Old Mutual Global Index Trackers (US) LLC However, given the structure of the U.S. ETF environment and a prolonged volatile market, we’ve decided that it’s unlikely our products will gain sufficient market share in the United States, within our required time horizons. We will continue using our core business of segregated account index management as a springboard for growth into other distribution channels and markets. Post the closure of these funds we will continue to have mandates domiciled in the United Kingdom, Dublin and South Africa.

Salient Dates

24th September 2010

•	Board of Trustees of Old Mutual Global Shares Trust approves the closure of all five ETFs. Liquidation process commences, post this date.

8th October 2010

•	Liquidation Net Asset Value struck

22nd October 2010

•	Cash pay-out to investors

Advisor Discussion of Fund Performance

Market Conditions
Global Economy

The US economy grew at a rate of 3% in the first quarter of 2010, but remained below expectations. US Real Gross Domestic Product increased at an annual rate of 2.4% in the second quarter of 2010, according to the advance estimate released by the Bureau of Economic Analysis. The US trade gap widened at the end of 2009 as American consumers and industrial businesses increased demand for imported goods and services against the backdrop of an improving economy, but the Federal Reserve highlighted that the recovery will be slow and requires a low interest rate environment. Sales of new homes in the US rebounded during 2010 from a record low last year, offering hope that the housing market’s stimulus-induced hangover may have subsided.

The Eurozone’s debt crisis hangs like a dark cloud over Europe’s economic prospects with added concerns of a possible Greek financial collapse and credit rating downgrades for Spain and Portugal. Recent positive data however indicate that the worst is over although growth remains disappointing.

The BRIC countries – Brazil, Russia, India and China – are powering ahead, revising upwards their growth outlook for all four of these emerging economies.

Brazil’s central bank was expected to raise its core interest rate as the unexpectedly fast pace of economic growth puts increasing pressure on prices.

China has interestingly tightened rules on personal loans to prevent them from being used for speculation after the benchmark stock index surged during 2009 and property prices rebounded. Mounting concerns of overheating and inflation remained as a result of this credit boom.

India’s economic growth prospects remain around 8%-8.5%, allowing scope for a reduction in stimulus measures that would help the nation restrain its debt burden.

This positive growth – specifically from emerging market economies – has fuelled a strong recovery in the broad-based global indices. The FTSE All World Index appreciated by more than 13% in the third quarter of 2010.

Index Performance and Volatility

Performance as of:	Annualized Return
9/30/2010	FTSE Inception Date	Since Inception	10-year	5-year	3-year	1-year
FTSE US Index	Jun 30, 00	-0.34%	-0.30%	0.94%	-6.80%	10.11%
FTSE All-World Index	Jun 30, 00	2.02%	2.44%	3.32%	-6.61%	8.99%
FTSE All-World ex US Index	Jun 30, 00	4.33%	5.19%	5.31%	-6.51%	8.21%
FTSE Emerging Markets Index	Jun 30, 00	12.96%	14.84%	14.10%	-0.06%	21.49%
FTSE Developed ex US Index	Jun 30, 00	3.00%	3.76%	3.44%	-8.04%	5.09%
FTSE All-Cap Asia Pacific ex Japan Index	Sep 22, 03	16.81%		12.88%	-2.11%	19.23%

Performance as of:	Annualized Volatility
9/30/2010	FTSE Inception Date	Since Inception	10-year	5-year	3-year	1-year
FTSE US Index	Jun 30, 00	16.45%	16.45%	17.58%	21.78%	19.08%
FTSE All-World Index	Jun 30, 00	17.54%	17.61%	19.97%	24.72%	19.52%
FTSE All-World ex US Index	Jun 30, 00	19.26%	19.37%	22.60%	27.74%	20.51%
FTSE Emerging Markets Index	Jun 30, 00	24.99%	25.04%	28.43%	33.67%	19.48%
FTSE Developed ex US Index	Jun 30, 00	18.60%	18.71%	21.61%	26.60%	20.87%
FTSE All-Cap Asia Pacific ex Japan Index	Sep 22, 03	24.35%		27.57%	33.13%	21.13%

Source: Bloomberg
Past performance is not an indicator of future results. Index performance is not representative of a specific fund. One cannot invest directly in an index.

GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund (GSZ)

Fund Description

The Fund will normally invest at least 80% of its total assets in securities that comprise the FTSE All Cap Asia Pacific ex Japan Index (the “Underlying Index” or “Index”) (which may include depository receipts representing such securities) and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities in the Underlying Index. The Underlying Index is comprised of approximately 1,775 stocks, which represent approximately 98% of the investable market capitalization in the Asia Pacific region, excluding Japan.

Investment Objective: The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the equity index called the FTSE All Cap Asia Pacific ex Japan Index.

Benchmark: FTSE All Cap Asia Pacific ex Japan Index

Performance as of 9/30/2010

Past performance is not an indicator of future results.

*The line graph represents historical performance of a hypothetical investment of $10,000 in the GSZ Fund from April 1, 2010 (inception) to September 30, 2010, assuming the reinvestment of distributions. The performance graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. It should be noted that the fund remained fully invested until September 24, 2010. The liquidation process commenced post this date. In the chart above, the value of a $10,000 investment in the Fund and the Index as of September 24, 2010 was $10,631 and $10,765, respectively.

Average Annual Total Returns as of 9/24/2010 and 9/30/2010

GlobalShares Fund and Underlying Index	Cumulative Total Return at NAV 04/01/10 – 09/30/10	*Cumulative Total Return at NAV 04/01/10 – 09/24/10	Cumulative Total Return at Market Price 04/06/10 – 09/30/10	Cumulative Total Return at Market Price 04/06/10 – 09/24/10
FTSE All Cap Asia Pacific ex Japan Fund	5.34%	*6.31%	2.32%	0.94%
Index	9.21%	*7.65%	6.42%	4.91%

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Returns for periods less than one year are cumulative. .*It should be noted that the fund remained fully invested until September 24th. The liquidation process commenced, post this date.

Net Asset Value (NAV) returns are calculated from when the Fund began investment operations (04/01/10), while Market Returns are calculated from the date of the Fund’s share price inception date i.e. from when the shares were listed and publicly available (04/06/10). Shares of GlobalShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund except in liquidation. Brokerage commissions will reduce returns. Market Price returns are based upon the closing price at 4:00 PM Eastern time (when NAV is normally determined), and do not represent the returns you would receive if you traded shares at other times.

Expense Ratio

•	Expense ratio (gross)* 0.53%
•	Expense ratio (net)* 0.50%

* Reflects expense ratios as reported in the Prospectus dated November 19, 2009, as supplemented. The adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses.

Top Holdings as of 9/24/2010

Holdings	% Net assets
ISHARES MSCI TAIWAN INDEX FD	3.05%
ISHARES MSCI SOUTH KOREA IND	2.93%
BHP BILLITON LTD	2.90%
ISHARES MSCI MALAYSIA	2.20%
TAIWAN SEMICONDUCTOR-SP ADR	1.98%

Top Holdings and Sectors as of 9/30/2010*

Holdings	% Net assets
PARKWAY HOLDINGS LTD	0.14%
HEALTHSCOPE LTD	0.11%
COMMONWEALTH BANK OF AUSTRALIA	0.05%
WESFARMERS LTD	—**
HON HAI PRECISION INDUSTRY CO.LTD	—**

*99.62% in cash equivalents as of September 30, 2010
**less than 0.05%

GlobalShares FTSE All-World ex US Fund (GSO)

Fund Description

The Fund will normally invest at least 80% of its total assets in securities that comprise the FTSE All-World ex US Index (“the Underlying Index” or “Index”) (which may include depository receipts representing such securities) and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities in the Underlying Index. The Underlying Index is a market capitalization weighted index, adjusted based on the free-float of potential index constituents, and designed to track the performance of large and medium capitalization companies located in developed and emerging market countries throughout the world, excluding the United States. The Underlying Index is currently comprised of approximately 2,200 stocks, which represent approximately 98% of the investable market capitalization in the world, excluding the United States.

Investment Objective: The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the equity index called the FTSE All-World ex US Index.

Benchmark: FTSE All-World ex US Index

Performance as of 9/30/2010

Past performance is not an indicator of future results.

*The line graph represents historical performance of a hypothetical investment of $10,000 in the GSO Fund from April 1, 2010 (inception) to September 30, 2010, assuming the reinvestment of distributions. The performance graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. It should be noted that the fund remained fully invested until September 24, 2010. The liquidation process commenced, post this date. In the chart above, the value of a $10,000 investment in the Fund and the Index as of September 24, 2010 was $10,039 and $10,200, respectively.

Average Annual Total Returns as of 9/24/2010 and 9/30/2010

GlobalShares Fund and Underlying Index	Cumulative Total Return at NAV 04/01/10 – 09/30/10	*Cumulative Total Return at NAV 04/01/10 – 09/24/10	Cumulative Total Return at Market Price 04/06/10 – 09/30/10	Cumulative Total Return at Market Price 04/06/10 – 09/24/10
FTSE All-World ex US Fund	-0.56%	*0.39%	-3.39%	-0.83
Index	2.67%	*2.00%	1.00%	0.35%

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Returns for periods less than one year are cumulative. * It should be noted that the fund remained fully invested until September 24th. The liquidation process commenced, post this date.

Net Asset Value (NAV) returns are calculated from when the Fund began investment operations, while Market Returns are calculated from the date of the Fund’s share price inception date i.e. from when the shares were listed and publicly available. Shares of GlobalShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund except in liquidation. Brokerage commissions will reduce returns. Market Price returns are based upon the closing price at 4:00 PM Eastern time (when NAV is normally determined), and do not represent the returns you would receive if you traded shares at other times.

Expense Ratio

•	Expense ratio (gross)* 0.52%
•	Expense ratio (net)* 0.35%

* Reflects expense ratios as reported in the Prospectus dated November 19, 2009, as supplemented. The adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses.

Top Holdings as of 9/24/2010

Holdings	% Net assets
ISHARES MSCI SOUTH KOREA	2.22%
POWERSHARES INDIA PORTFOLIO	2.15%
ISHARES MSCI TAIWAN INDEX FD	2.08%
ISHARES MSCI BRAZIL	1.87%
NESTLE SA-REG	1.29%

Top Holdings as of 9/30/2010*

Holdings	% Net assets
SEADRILL LTD	0.07%
FOSCHINI GROUP LTD	0.06%
DEUTSCHE BANK AG	—**
COMMONWEALTH BANK OF AUSTRALIA	—**
WESFARMERS LTD	—**

*99.81% in cash equivalents as of September 30, 2010
**Less than 0.05%

GlobalShares FTSE All-World Fund (GSW)

Fund Description

The Fund will normally invest at least 80% of its total assets in stocks that comprise the FTSE All-World Index (the “Underlying Index” or “Index”) and investments that have economic characteristics substantially identical to those of index component securities. The FTSE All-World Index is a market capitalization weighted, free-float adjusted index designed to track the performance of large and mid-cap companies located in developed and emerging market countries throughout the world. The Underlying Index is currently comprised of approximately 2,500 stocks, which represent 90% – 95% of the world sector investable market capitalization.

Investment Objective: The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the equity index called the FTSE All-World Index.

Benchmark: FTSE All-World Index

Performance as of 9/30/2010

Past performance is not an indicator of future results.

*The line graph represents historical performance of a hypothetical investment of $10,000 in the GSW Fund from April 1, 2010 (inception) to September 30, 2010, assuming the reinvestment of distributions. The performance graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. It should be noted that the fund remained fully invested until September 24, 2010. The liquidation process commenced, post this date. In the chart above, the value of a $10,000 investment in the Fund and the Index as of September 24, 2010 was $9,935 and $10,074, respectively.

Average Annual Total Returns as of 9/24/2010 and 9/30/2010

GlobalShares Fund and Underlying Index	Cumulative Total Return at NAV 04/01/10 – 09/30/10	*Cumulative Total Return at NAV 04/01/10 – 09/24/10	Cumulative Total Return at Market Price 04/06/10 – 09/30/10	Cumulative Total Return at Market Price 04/06/10 – 09/24/10
FTSE All-World Fund	-1.23%	*-0.65%	-1.07%	4.15%
Index	0.90%	*0.74%	-0.77%	-0.93%

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Returns for periods less than one year are cumulative. * It should be noted that the fund remained fully invested until September 24th. The liquidation process commenced, post this date.

Net Asset Value (NAV) returns are calculated from when the Fund began investment operations, while Market Returns are calculated from the date of the Fund’s share price inception date i.e. from when the shares were listed and publicly available. Shares of GlobalShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund except in liquidation. Brokerage commissions will reduce returns. Market Price returns are based upon the closing price at 4:00 PM Eastern time (when NAV is normally determined), and do not represent the returns you would receive if you traded shares at other times.

Expense Ratio

•	Expense ratio (gross)* 0.51%
•	Expense ratio (net)* 0.35%

* Reflects expense ratios as reported in the Prospectus dated November 19, 2009, as supplemented. The adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses.

Top Holdings as of 9/24/2010

Holdings	% Net assets
ISHARES MSCI BRAZIL	2.12%
EXXON MOBIL CORP	1.98%
ISHARES MSCI SOUTH KOREA IND	1.78%
GOOGLE INC-CL A	1.78%
POWERSHARES INDIA PORTFOLIO	1.55%

Top Holdings as of 9/30/2010*

Holdings	% Net assets
DEUTSCHE BANK AG	—**
COMMONWEALTH BANK OF AUSTRALIA	—**
WESFARMERS LTD	—**
AMP LTD	—**
AGL ENERGY LTD	—**

*99.96% in cash equivalents as of September 30, 2010
**less than 0.05%

GlobalShares FTSE Emerging Markets Fund (GSR)

Fund Description

The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the equity index called the FTSE Emerging Markets Index (the “Underlying Index” or “Index”). The Fund will normally invest at least 80% of its total assets in securities that comprise the Underlying Index (which may include depository receipts representing such securities) and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities in the Underlying Index. The Underlying Index is a market capitalization index, adjusted based on the free float of potential index constituents, and designed to measure the performance of large, medium and small capitalization companies located in emerging market countries throughout the world. The Underlying Index is currently comprised of over 700 stocks.

Investment Objective: The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the equity index called the FTSE Emerging Markets Index.

Benchmark: FTSE Emerging Markets Index

Performance as of 9/30/2010

Past performance is not an indicator of future results.

*The line graph represents historical performance of a hypothetical investment of $10,000 in the GSR Fund from December 1, 2009 (inception) to September 30, 2010, assuming the reinvestment of distributions. The performance graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. It should be noted that the fund remained fully invested until September 24, 2010. The liquidation process commenced, post this date. In the chart above, the value of a $10,000 investment in the Fund and the Index as of September 24, 2010 was $11,180 and $11,258, respectively.

Average Annual Total Returns as of 9/24/2010 and 9/30/2010

GlobalShares Fund and Underlying Index	Cumulative Total Return at NAV 12/01/09 – 09/30/10	*Cumulative Total Return at NAV 12/01/09 – 09/24/10	Cumulative Total Return at Market Price 12/08/09 – 09/30/10	Cumulative Total Return at Market Price 12/08/09 – 09/24/10
FTSE Emerging Markets Fund	11.43%	*11.80%	12.92%	10.32%
Index	14.96%	*12.58%	13.73%	11.37%

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Returns for periods less than one year are cumulative. * It should be noted that the fund remained fully invested until September 24th. The liquidation process commenced, post this date.

Net Asset Value (NAV) returns are calculated from when the Fund began investment operations, while Market Returns are calculated from the date of the Fund’s share price inception date i.e. from when the shares were listed and publicly available. Shares of GlobalShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund except in liquidation. Brokerage commissions will reduce returns. Market Price returns are based upon the closing price at 4:00 PM Eastern time (when NAV is normally determined), and do not represent the returns you would receive if you traded shares at other times.

Expense Ratio

•	Expense ratio (gross)* 0.51%
•	Expense ratio (net)* 0.25%

* Reflects expense ratios as reported in the Prospectus dated November 19, 2009, as supplemented. Expense ratios reported for FTSE Emerging Markets Fund are reflective of the adviser’s voluntary waivers/reimbursements in addition to the adviser’s contractual obligation to waive a portion of its fees and/or reimburse expenses.

Top Holdings as at 9/24/2010

Holdings	% Net assets
ISHARES MSCI TAIWAN INDEX FD	4.00%
POWERSHARES INDIA PORTFOLIO	3.29%
VALE SA-SP ADR	2.97%
PETROLEO BRASILEIRO S.A.-ADR	2.75%
ISHARES MSCI BRAZIL	1.98%

Top Holdings as at 9/30/2010*

Holdings	% Net assets
FOSCHINI GROUP LTD	0.2%
HON HAI PRECISION INDUSTRY CO. LTD	—**
TRANS HEX GROUP LTD	—**
ENKA INSAAT VE SANAYI AS	—**

*99.78% in cash equivalents as of September 30, 2010
**less than 0.05%

GlobalShares FTSE Developed Countries ex US Fund (GSD)

Fund Description

The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the equity index called the FTSE Developed ex US Index (the “Underlying Index” or “Index”). The Fund will normally invest at least 80% of its total assets in securities that comprise the Underlying Index (which may include depository receipts representing such securities) and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities in the Underlying Index. The Underlying Index is a market capitalization index, adjusted based on the free float of potential index constituents, and designed to measure the performance of large, medium and small capitalization companies located in developed market countries throughout the world. The Underlying Index is currently comprised of over 1,400 stocks.

Investment Objective: The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the equity index called the FTSE Developed ex US Index.

Benchmark: FTSE Developed ex US Index

Performance as of 9/30/2010

Past performance is not an indicator of future results.

*The line graph represents historical performance of a hypothetical investment of $10,000 in the GSD Fund from February 9, 2010 (inception) to September 30, 2010, assuming the reinvestment of distributions. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. One cannot invest directly in an index. It should be noted that the fund remained fully invested until September 24, 2010. The liquidation process commenced, post this date. In the chart above, the value of a $10,000 investment in the Fund and the Index as of September 24, 2010 was $11,141 and $11,053, respectively.

Average Annual Total Returns as at 9/24/2010 and 9/30/2010

GlobalShares Fund and Underlying Index	Cumulative Total Return at NAV 02/09/10 – 09/30/10	*Cumulative Total Return at NAV 02/09/10 – 09/24/10	Cumulative Total Return at Market Price 02/11/10 – 09/30/10	Cumulative Total Return at Market Price 02/11/10 – 09/24/10
FTSE Developed Countries ex US Fund	10.05%	*11.41%	9.27%	9.49%
Index	10.80%	*10.53%	10.45%	10.18%

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Returns for periods less than one year are cumulative. * It should be noted that the fund remained fully invested until September 24th. The liquidation process commenced, post this date.

Net Asset Value (NAV) returns are calculated from when the Fund began investment operations, while Market Returns are calculated from the date of the Fund’s share price inception date i.e. from when the shares were listed and publicly available. Shares of GlobalShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund except in liquidation. Brokerage commissions will reduce returns. Market Price returns are based upon the closing price at 4:00 PM Eastern time (when NAV is normally determined), and do not represent the returns you would receive if you traded shares at other times.

Expense Ratio

•	Expense ratio (gross)* 0.48%
•	Expense ratio (net)* 0.35%

* Reflects expense ratios as reported in the Prospectus dated November 19, 2009, as supplemented. The adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses.

Top Holdings as of 9/24/2010

Holdings	% Net assets
ISHARES MSCI SOUTH KOREA IND	4.84%
NESTLE SA-REG	1.64%
HSBC HOLDINGS PLC	1.53%
VODAFONE GROUP PLC	1.15%
NOVARTIS AG-REG	1.09%

Top Holdings as of 9/30/2010*

Holdings	% Net assets
CANADIAN PACIFIC RAILWAY LTD	0.23%
SEADRILL LTD	0.11%
COMMONWEALTH BANK OF AUSTRALIA	—**
DEUTSCHE BANK AG	—**
WESFARMERS LTD	—**

*99.54% in cash equivalents as of September 30, 2010
**less than 0.05%

Old Mutual Global Index Trackers would like to thank investors for supporting this initiative and although the US retail channel has not been successful, our international tracking capability is now well established and has created a strong platform upon which we can continue to grow our global segregated indexation assets.

Sincerely, Tendai Musikavanhu Chief Executive Officer

Disclosure:

An investment in Funds was subject to investment risk, including the possible loss of the principal amount invested. Fund returns may not match the return of their respective index, known as non-correlation risk, due to investments made and operating expenses incurred by the Fund. The Funds have invested in foreign or emerging market securities which involve certain risks and increased volatility not associated with investing solely in the US. These risks include currency fluctuations, economic or financial instability, and lack of timely or reliable financial information. The Funds have also invested in small and medium-sized companies which involve greater risk than is customarily associated with investing in more established companies. Additional risks of investing in the funds include derivative investing, licensing, custody and settlement risk. Please see the prospectus for a complete listing.

‘FTSE®’ is a trademark jointly owned by the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE International Limited (FTSE) under license.

FTSE US Index is a free float capitalization weighted index. FTSE World indices include constituents of the large and mid capitalization universe from Developed and Emerging Market segments.

FTSE Emerging Markets Index measures the performance of approximately 90% of the top large and mid cap Emerging Market stocks divided into advanced emerging and secondary emerging markets for greater granularity and to provide a transparent system on the monitoring of emerging market criteria through a country review process.

FTSE All-World Index aims to capture up to 95% of the investable market capitalisation of each country, incorporating both large and medium cap stocks.

FTSE All Cap Asia Pacific ex Japan Index is a free float market capitalization weighted index covering Asia Pacific ex Japan. The index comprises large, mid and small Cap stocks providing coverage of 13 markets.

FTSE All-World ex US Index is a free float market capitalization weighted index. FTSE All-World ex US is a subset of FTSE All-World due to its exclusion of the US.

FTSE Developed ex US Index is part of a range of indexes designed to help US investors benchmark their international investments. The index comprises Large (85%) and Mid (15%) cap stocks providing coverage of Developed markets 24 excluding the US. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

One cannot invest directly in an index.

The views in this letter were those of the Fund manager as of the publication of the report and may not necessarily reflect their views on the date this letter is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Funds’ historical investment methodology and do not constitute investment advice.

Frequency Distribution of Discount and Premium (Unaudited)

The chart below presents information about differences between the per share net asset value (“NAV”) of each Fund and the market trading price of shares of each Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

Data presented represents past performance and cannot be used to predict future results.

	Market Price Above or Equal to Net Asset Value			Market Price Below Net Asset Value
	Basis Point Differential	Number of Days	Percentage of Total Days	Basis Point Differential	Number of Days	Percentage of Total Days
GlobalShares FTSE Emerging Markets Fund
December 8, 2009 – September 30, 2010	0 – 24.9	29	14.43%	0 – 24.9	37	18.41%
	25 – 49.9	15	7.46%	25 – 49.9	22	10.95%
	50 – 74.9	18	8.95%	50 – 74.9	16	7.96%
	75 – 100	9	4.48%	75 – 100	4	1.99%
	>100	44	21.89%	>100	7	3.48%
	Total	115	57.21%	Total	86	42.79%
GlobalShares FTSE Developed Countries ex US Fund
February 11, 2010 – September 30, 2010	0 – 24.9	32	20.25%	0 – 24.9	28	17.72%
	25 – 49.9	23	14.56%	25 – 49.9	29	18.36%
	50 – 74.9	12	7.59%	50 – 74.9	18	11.39%
	75 – 100	1	0.63%	75 – 100	5	3.17%
	>100	6	3.80%	>100	4	2.53%
	Total	74	46.83%	Total	84	53.17%
GlobalShares FTSE All-World Fund
April 6, 2010 – September 30, 2010	0 – 24.9	2	1.68%	0 – 24.9	2	1.68%
	25 – 49.9	5	4.20%	25 – 49.9	3	2.52%
	50 – 74.9	5	4.20%	50 – 74.9	1	0.84%
	75 – 100	4	3.37%	75 – 100	3	2.52%
	>100	91	76.47%	>100	3	2.52%
	Total	107	89.92%	Total	12	10.08%
GlobalShares FTSE All-World ex US Fund
April 6, 2010 – September 30, 2010	0 – 24.9	16	13.11%	0 – 24.9	6	4.92%
	25 – 49.9	22	18.03%	25 – 49.9	4	3.28%
	50 – 74.9	14	11.48%	50 – 74.9	1	0.82%
	75 – 100	22	18.03%	75 – 100	0	0.00%
	>100	35	28.69%	>100	2	1.64%
	Total	109	89.34%	Total	13	10.66%
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund
April 6, 2010 – September 30, 2010	0 – 24.9	12	9.84%	0 – 24.9	23	18.85%
	25 – 49.9	13	10.65%	25 – 49.9	9	7.38%
	50 – 74.9	9	7.38%	50 – 74.9	10	8.19%
	75 – 100	6	4.92%	75 – 100	6	4.92%
	>100	27	22.13%	>100	7	5.74%
	Total	67	54.92%	Total	55	45.08%

Old Mutual Global Shares Trust
Shareholder Expense Examples

Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

Actual Expenses

The table provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses for the period. You may use this information to compare the ongoing costs of investing in the Funds and other exchange traded funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

GlobalShares FTSE Emerging Markets Fund(1)

	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Annualized Expense Ratios for the Period*	Expenses Paid
Actual	$1,000.00	$1,058.70	0.30%	$1.55
Hypothetical (5% return before expenses)	$1,000.00	$1,023.56	0.30%	$1.52

GlobalShares FTSE Developed Countries ex US Fund(2)

	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Annualized Expense Ratios for the Period*	Expenses Paid
Actual	$1,000.00	$1,003.00	0.35%	$1.76
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.35%	$1.78

GlobalShares FTSE All-World Fund(3)

	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Annualized Expense Ratios for the Period*	Expenses Paid
Actual	$1,000.00	$987.70	0.35%	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.35%	$1.78

GlobalShares FTSE All-World ex US Fund(3)

	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Annualized Expense Ratios for the Period*	Expenses Paid
Actual	$1,000.00	$994.40	0.35%	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.35%	$1.78

GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund(3)

	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Annualized Expense Ratios for the Period*	Expenses Paid
Actual	$1,000.00	$1,053.40	0.50%	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.50%	$2.54

(1)	GlobalShares FTSE Emerging Markets Fund commenced operations on December 1, 2009.
(2)	GlobalShares FTSE Developed Countries ex US Fund commenced operations on February 9, 2010.
(3)	GlobalShares FTSE All-World Fund, GlobalShares FTSE All-World ex US Fund and GlobalShares All-Cap Asia Pacific ex Japan Fund commenced operations on April 1, 2010.
*	Expense ratios reflect expense caps through the period ended September 30, 2010.

OLD MUTUAL GLOBAL SHARES TRUST
GLOBALSHARES FTSE EMERGING MARKETS FUND
Schedule of Investments (Liquidation Basis)
September 30, 2010

	VALUE	% OF TOTAL NET ASSETS
Money Market Mutual Fund	$47,312,533	67.1%
Consumer Discretionary	128,085	0.2
Information Technology	30,390	—*
Materials	254	—*
Industrials	3	—*
Total value of investments	47,471,265	67.3
Other assets less liabilities	23,021,775	32.7
Total	$70,493,040	100.0%

NUMBER OF SHARES		VALUE
Common Stocks — 0.2%
South Africa — 0.2%
10,764	Foschini Group Ltd.	$128,085
521	Trans Hex Group Ltd.**	254
		128,339
Taiwan — 0.0%*
3,957	Hon Hai Precision Industry Co. Ltd. GDR**	30,390

NUMBER OF SHARES		VALUE
Turkey — 0.0%*
1	Enka Insaat ve Sanayi AS	$3
Total Common Stocks (Cost $132,718)		158,732
Money Market Mutual Fund — 67.1%
United States — 67.1%
47,312,533	Dreyfus Cash Management — Institutional Shares (Cost $47,312,533)	47,312,533
Total Investments (Cost $47,445,251) — 67.3%		47,471,265
Other assets less liabilities — 32.7%		23,021,775
Net Assets — 100.0%		$70,493,040

GDR Global Depository Receipt

*	Less than 0.05%.
**	Non-income producing security.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$158,732	—	—	$158,732
Money Market Mutual Fund	47,312,533	—	—	47,312,533
Total Investments	$47,471,265	—	—	$47,471,265

See Notes to Financial Statements.

OLD MUTUAL GLOBAL SHARES TRUST
GLOBALSHARES FTSE DEVELOPED COUNTRIES EX US FUND
Schedule of Investments (Liquidation Basis)
September 30, 2010

	VALUE	% OF TOTAL NET ASSETS
Money Market Mutual Fund	$1,833,227	22.7%
Industrials	18,383	0.2
Energy	8,934	0.1
Financials	5,404	0.1
Consumer Staples	886	—*
Materials	389	—*
Utilities	204	—*
Information Technology	156	—*
Total value of investments	1,867,583	23.1
Other assets less liabilities	6,227,241	76.9
Total	$8,094,824	100.0%

NUMBER OF SHARES		VALUE
Common Stocks — 0.4%
Australia — 0.1%
13	AGL Energy Ltd.	$204
41	Amcor Ltd.	258
69	AMP Ltd.	341
8	ASX Ltd.	252
16	Coca-Cola Amatil Ltd.	186
45	Commonwealth Bank of Australia	2,230
34	Insurance Australia Group Ltd.	120
46	OneSteel Ltd.	131
15	Origin Energy Ltd.	230
32	Suncorp-Metway Ltd.	279
22	Wesfarmers Ltd.	700
		4,931

NUMBER OF SHARES		VALUE
Bermuda — 0.1%
300	Seadrill Ltd.	$8,704
Canada — 0.2%
300	Canadian Pacific Railway Ltd.	18,383
United Kingdom — 0.0%*
2	Schroders PLC	45
Total Common Stocks (Cost $26,107)		32,063
Right — 0.0%*
Germany — 0.0%*
441	Deutsche Bank AG, expires 10/04/10 at EUR 3.54** (Cost $0)	2,137
Warrant — 0.0%*
Hong Kong — 0.0%*
250	Kingboard Chemical Holdings Ltd., expires 10/31/12 at HKD 40.00** (Cost $0)	156
Money Market Mutual Fund — 22.7%
United States — 22.7%
1,833,227	Dreyfus Cash Management — Institutional Shares (Cost $1,833,227)	1,833,227
Total Investments (Cost $1,859,334) — 23.1%		1,867,583
Other assets less liabilities — 76.9%		6,227,241
Net Assets — 100.0%		$8,094,824

EUR	Euro
HKD	Hong Kong Dollar
*	Less than 0.05%.
**	Non-income producing security.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$32,063	—	—	$32,063
Right	2,137	—	—	2,137
Warrant	156	—	—	156
Money Market Mutual Fund	1,833,227	—	—	1,833,227
Total Investments	$1,867,583	—	—	$1,867,583

See Notes to Financial Statements.

OLD MUTUAL GLOBAL SHARES TRUST
GLOBALSHARES FTSE ALL-WORLD FUND
Schedule of Investments (Liquidation Basis)
September 30, 2010

	VALUE	% OF TOTAL NET ASSETS
Money Market Mutual Fund	$3,304,412	56.2%
Financials	1,746	— *
Consumer Staples	293	— *
Materials	96	— *
Utilities	78	— *
Energy	77	— *
Industrials	67	— *
Total value of investments	3,306,769	56.2
Other assets less liabilities	2,571,982	43.8
Total	$5,878,751	100.0%

NUMBER OF SHARES		VALUE
Common Stocks — 0.0%*
Austria — 0.0%*
5	AGL Energy Ltd.	$78
10	Amcor Ltd.	63
20	AMP Ltd.	99
1	ASX Ltd.	32
2	Boral Ltd.	9
6	Coca-Cola Amatil Ltd.	70
15	Commonwealth Bank of Australia	742
14	Downer EDI Ltd.	67
276	IMMOEAST AG**	0
8	Insurance Australia Group Ltd.	28
6	OneSteel Ltd.	17
5	Origin Energy Ltd.	77

NUMBER OF SHARES		VALUE
8	Suncorp-Metway Ltd.	$70
7	Wesfarmers Ltd.	223
		1,575
South Africa — 0.0%*
14	Trans Hex Group Ltd.**	7
Total Common Stocks (Cost $2,075)		1,582
Right — 0.0%*
Germany — 0.0%*
160	Deutsche Bank AG, expires 10/04/10 at EUR 3.54** (Cost $0)	775
Money Market Mutual Fund — 56.2%
United States — 56.2%
3,304,412	Dreyfus Cash Management – Institutional Shares (Cost $3,304,412)	3,304,412
Total Investments (Cost $3,306,487) — 56.2%		3,306,769
Other assets less liabilities — 43.8%		2,571,982
Net Assets — 100.0%		$5,878,751

EUR	Euro
*	Less than 0.05%.
**	Non-income producing security.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stocks	$1,582	—	$0	†	$1,582
Right	775	—	—		775
Money Market Mutual Fund	3,304,412	—	—		3,304,412
Total Investments	$3,306,769	—	$0		$3,306,769

†	Includes the fair value for IMMOEAST AG, which was valued at $0 as of September 30, 2010, and is the only Level 3 security. There have been no gains or losses during the period that are attributable to the change in unrealized gain or loss for securities valued using level 3 inputs still held as of September 30, 2010.

See Notes to Financial Statements.

OLD MUTUAL GLOBAL SHARES TRUST
GLOBALSHARES FTSE ALL-WORLD EX US FUND
Schedule of Investments (Liquidation Basis)
September 30, 2010

	VALUE	% OF TOTAL NET ASSETS
Money Market Mutual Fund	$1,930,067	32.7%
Energy	4,429	0.1
Consumer Discretionary	3,821	0.1
Financials	2,642	—*
Consumer Staples	376	— *
Materials	168	—*
Utilities	63	—*
Total value of investments	1,941,566	32.9
Other assets less liabilities	3,951,333	67.1
Total	$5,892,899	100.0%

NUMBER OF SHARES		VALUE
Common Stocks — 0.2%
Australia — 0.0%*
4	AGL Energy Ltd.	$63
14	Amcor Ltd.	88
26	AMP Ltd.	129
3	ASX Ltd.	95
6	Boral Ltd.	27
5	Coca-Cola Amatil Ltd.	58
19	Commonwealth Bank of Australia	941
12	Insurance Australia Group Ltd.	42
15	OneSteel Ltd.	42
5	Origin Energy Ltd.	77
14	Suncorp-Metway Ltd.	122

NUMBER OF SHARES		VALUE
47	Tatts Group Ltd.	$109
10	Wesfarmers Ltd.	318
		2,111
Bermuda — 0.1%
150	Seadrill Ltd.	4,352
South Africa — 0.1%
312	Foschini Group Ltd.	3,712
22	Trans Hex Group Ltd.**	11
		3,723
Total Common Stocks (Cost $9,780)		10,186
Right — 0.0%*
Germany — 0.0%*
271	Deutsche Bank AG, expires 10/04/10 at EUR 3.54** (Cost $0)	1,313
Money Market Mutual Fund — 32.7%
United States — 32.7%
1,930,067	Dreyfus Cash Management — Institutional Shares (Cost $1,930,067)	1,930,067
Total Investments (Cost $1,939,847) — 32.9%		1,941,566
Other assets less liabilities — 67.1%		3,951,333
Net Assets — 100.0%		$5,892,899

EUR	Euro
*	Less than 0.05%.
**	Non-income producing security.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$10,186	—	—	$10,186
Right	1,313	—	—	1,313
Money Market Mutual Fund	1,930,067	—	—	1,930,067
Total Investments	$1,941,566	—	—	$1,941,566

See Notes to Financial Statements.

OLD MUTUAL GLOBAL SHARES TRUST
GLOBALSHARES FTSE ALL-CAP ASIA PACIFIC EX JAPAN FUND
Schedule of Investments (Liquidation Basis)
September 30, 2010

	VALUE	% OF TOTAL NET ASSETS
Money Market Mutual Fund	$3,829,926	61.4%
Health Care	15,479	0.3
Financials	4,556	0.1
Consumer Staples	1,280	—*
Information Technology	701	—*
Consumer Discretionary	600	—*
Energy	547	—*
Materials	525	—*
Industrials	264	—*
Utilities	31	—*
Total value of investments	3,853,909	61.8
Other assets less liabilities	2,383,301	38.2
Total	$6,237,210	100.0%

NUMBER OF SHARES		VALUE
Common Stocks — 0.4%
Australia — 0.2%
2	AGL Energy Ltd.	$31
58	Amcor Ltd.	366
87	AMP Ltd.	431
7	ASX Ltd.	221
6	Bendigo and Adelaide Bank Ltd.	53
18	Boral Ltd.	80
19	Coca-Cola Amatil Ltd.	220
66	Commonwealth Bank of Australia	3,270
12	Crane Group Ltd.	95
10	Downer EDI Ltd.	48
15	FKP Property Group	12
13	GUD Holdings Ltd.	122
1,149	Healthscope Ltd.+	6,697
33	Insurance Australia Group Ltd.	116
28	OneSteel Ltd.	79
20	Origin Energy Ltd.	307
2	Perpetual Ltd.	59
19	Spotless Group Ltd.	44
42	Suncorp-Metway Ltd.	366
127	Tatts Group Ltd.	294
32	Wesfarmers Ltd.	1,019

NUMBER OF SHARES		VALUE
8	West Australian Newspapers Holdings Ltd.	$55
		13,985
Singapore — 0.2%
3,000	Parkway Holdings Ltd.+	8,782
Taiwan — 0.0%*
79	Hon Hai Precision Industry Co. Ltd. GDR**	607
Total Common Stocks (Cost $19,396)		23,374
Rights — 0.0%*
Singapore — 0.0%*
300	Ascott Residence Trust, expires 10/04/10+**	18
600	Ezra Holdings Ltd., expires 10/06/10**	240
240	Mapletree Logistics Trust, expires 10/05/10+**	10
		268
Thailand — 0.0%*
160	Thai Union Frozen Products PCL, expires 10/18/10+**	41
Total Rights (Cost $0)		309
Warrants — 0.0%*
Hong Kong — 0.0%*
4,100	HKC Holdings Ltd., expires 06/09/11 at HKD 0.50**	26
248	Hong Kong Energy Holdings Ltd., expires 06/09/11 at HKD 0.60**	2
150	Kingboard Chemical Holdings Ltd., expires 10/31/12 at HKD 40.00**	94
7,428	New Times Energy Corp. Ltd., expires 06/24/11 at HKD 0.27**	49
		171
Thailand — 0.0%*
1,090	Minor International PCL, expires 5/18/13 at THB 13.00**	129
Total Warrants (Cost $57)		300

NUMBER OF SHARES		VALUE
Money Market Mutual Fund — 61.4%
United States — 61.4%
3,829,926	Dreyfus Cash Management — Institutional Shares (Cost $3,829,926)	$3,829,926
Total Investments (Cost $3,849,379) — 61.8%		3,853,909
Other assets less liabilities — 38.2%		2,383,301
Net Assets — 100.0%		$6,237,210

GDR Global Depository Receipt

HKD	Hong Kong Dollar
THB	Thai Baht
*	Less than 0.05%.
**	Non-income producing security.
+	Fair valued in good faith by the investment adviser in accordance with fair value policies approved by the Board of Trustees.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$7,895	—	$15,479	$23,374
Money Market Mutual Fund	3,829,926	—	—	3,829,926
Rights	240	69	—	309
Warrants	300	—	—	300
Total Investments	$3,838,361	69	$15,479	$3,853,909

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Common Stocks
Balance as of April 1, 2010†	$—
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)††	3,786
Net Purchases/(Sales)	11,693
Realized Gain/(Loss)	—
Transfers In/(Out)	—
Balance as of September 30, 2010	$15,479

†	Commencement of investment operations.
††	Of which $3,786 was included in net assets relating to securities held at the reporting period end.

See Notes to Financial Statements.

OLD MUTUAL GLOBAL SHARES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (LIQUIDATION BASIS)
SEPTEMBER 30, 2010

	GlobalShares FTSE Emerging Markets Fund	GlobalShares FTSE Developed Countries ex US Fund	GlobalShares FTSE All- World Fund	GlobalShares FTSE All- World ex US Fund	GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund
ASSETS:
Investments at Value	$47,471,265	$1,867,583	$3,306,769	$1,941,566	$3,853,909
Cash	71,193	1,358	398	552	2,155
Foreign Cash (Cost $29,348, $0, $0, $0 and $3,302, respectively)	29,058	—	—	—	3,330
Receivable for Securities Sold	23,132,464	6,879,367	2,814,097	4,371,719	2,459,901
Dividends and Interest Receivable	129,521	22,335	9,371	12,649	12,909
Expense Reimbursement Due From Advisor	68,829	27,195	45,502	25,634	39,753
Other Assets	14,299	20,122	12,628	13,783	12,385
TOTAL ASSETS	70,916,629	8,817,960	6,188,765	6,365,903	6,384,342
LIABILITIES:
Payable for Securities Purchased	208,098	64,002	25,234	41,667	26,443
Payable to Custodian (Cost $0, $508,637, $187,380, $326,414 and $0, respectively)	—	542,519	199,654	339,425	—
Payable for Income Distribution	103,520	34,788	—	16,275	41,403
Payable for Administration, Fund Accounting and Transfer Agency Fees	27,813	27,343	27,554	27,375	27,375
Payable for Professional Fees	23,429	23,336	23,189	22,687	22,644
Payable for Custody Fees	14,681	546	365	897	2,832
Payable for Management Fee	14,048	2,109	1,097	1,178	1,226
Payable for Trustees’ Fees	677	191	—	20	18
Accrued Expenses	31,323	28,302	32,921	23,480	25,191
TOTAL LIABILITIES	423,589	723,136	310,014	473,004	147,132
NET ASSETS	$70,493,040	$8,094,824	$5,878,751	$5,892,899	$6,237,210
NET ASSETS CONSIST OF:
Paid-in-Capital	$65,795,801	$7,820,514	$5,835,950	$6,031,407	$6,025,899
Distributions in Excess of Net Investing Income/Undistributed Net Investment Income	(36,263)	—	—	—	49
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	4,761,018	295,488	58,375	(116,859)	216,373
Net Unrealized Depreciation on Investments and Foreign Currency Translations	(27,516)	(21,178)	(15,574)	(21,649)	(5,111)
NET ASSETS	$70,493,040	$8,094,824	$5,878,751	$5,892,899	$6,237,210
Shares Outstanding (unlimited number of shares of beneficial interest authorized, $0.001 par value)	3,200,000	300,000	300,000	300,000	300,000
Net Asset Value, per share	$22.03	$26.98	$19.60	$19.64	$20.79
Investments at Cost	$47,445,251	$1,859,334	$3,306,487	$1,939,847	$3,849,379

See Notes to Financial Statements.

OLD MUTUAL GLOBAL SHARES TRUST
STATEMENTS OF OPERATIONS (LIQUIDATION BASIS)

	GlobalShares FTSE Emerging Markets Fund	GlobalShares FTSE Developed Countries ex US Fund	GlobalShares FTSE All- World Fund	GlobalShares FTSE All- World ex US Fund	GlobalShares FTSE All- Cap Asia Pacific ex Japan Fund
	For the Period December 1, 2009* Through September 30, 2010	For the Period February 9, 2010* Through September 30, 2010	For the Period April 1, 2010* Through September 30, 2010	For the Period April 1, 2010* Through September 30, 2010	For the Period April 1, 2010* Through September 30, 2010
INVESTMENT INCOME:
Dividend Income (net of foreign withholding tax of $116,079, $28,768, $5,161, $10,635 and $7,836, respectively)	$1,051,158	$254,752	$55,502	$82,660	$90,350
Interest income	737	149	96	100	107
TOTAL INVESTMENT INCOME	1,051,895	254,901	55,598	82,760	90,457
EXPENSES:
Organizational Expense (Note 5)	225,529	757	221	330	338
Administration, Fund Accounting and Transfer Agency Fees (Note 3)	92,677	72,613	54,600	54,444	54,446
Advisory Fees (Note 3)	66,771	9,306	2,651	3,373	3,481
Professional Fees	65,785	31,167	26,000	26,000	26,000
Compliance and Principal Financial Officer Fees (Note 3)	62,320	28,756	17,187	17,187	17,187
Custody Fees (Note 3)	50,513	26,606	10,875	12,504	15,737
Trustees Fees (Note 3)	47,084	7,587	2,932	3,115	3,132
Offering Costs (Note 5)	34,973	21,651	9,993	9,993	9,993
Licensing Fees (Note 3)	24,236	21,565	19,346	19,346	19,346
Other Expenses	83,365	66,392	68,807	49,300	55,429
TOTAL EXPENSES	753,253	286,400	212,612	195,592	205,089
Less: Waiver/Reimbursement from Adviser (Note 3)	(611,424)	(260,342)	(205,190)	(186,147)	(191,165)
NET EXPENSES	141,829	26,058	7,422	9,445	13,924
NET INVESTMENT INCOME	910,066	228,843	48,176	73,315	76,533
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net Realized Gain (Loss) on:
Investments Transactions	4,777,484	301,945	72,245	(116,859)	216,373
In-kind Redemptions	(48,333)	205,098	—	—	—
Foreign Currency Transactions	(340,342)	(18,251)	(35,162)	(9,589)	(1,757)
Net Realized Gain (Loss)	4,388,809	488,792	37,083	(126,448)	214,616
Net Unrealized Appreciation (Depreciation) on:
Investments	26,014	8,249	282	1,719	4,530
Foreign Currency Translations	(53,530)	(29,427)	(15,856)	(23,368)	(9,641)
Net Unrealized Depreciation	(27,516)	(21,178)	(15,574)	(21,649)	(5,111)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	4,361,293	467,614	21,509	(148,097)	209,505
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,271,359	$696,457	$69,685	$(74,782)	$286,038

*	Commencement of Investment Operations.

See Notes to Financial Statements.

OLD MUTUAL GLOBAL SHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (LIQUIDATION BASIS)

	GlobalShares FTSE Emerging Markets Fund	GlobalShares FTSE Developed Countries ex US Fund	GlobalShares FTSE All- World Fund	GlobalShares FTSE All- World ex US Fund	GlobalShares FTSE All- Cap Asia Pacific ex Japan Fund
	For the Period December 1, 2009* Through September 30, 2010 (a)	For the Period February 9, 2010* Through September 30, 2010	For the Period April 1, 2010* Through September 30, 2010	For the Period April 1, 2010* Through September 30, 2010	For the Period April 1, 2010* Through September 30, 2010
OPERATIONS:
Net Investment Income	$910,066	$228,843	$48,176	$73,315	$76,533
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	4,388,809	488,792	37,083	(126,448)	214,616
Net Unrealized Depreciation on Investments and Foreign Currency Translations	(27,516)	(21,178)	(15,574)	(21,649)	(5,111)
Net Increase (Decrease) In Net Assets Resulting From Operations	5,271,359	696,457	69,685	(74,782)	286,038
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income	(628,690)	(217,668)	(26,998)	(63,880)	(74,949)
Return of Capital	—	—	—	(107)	—
Total Distributions to Shareholders	(628,690)	(217,668)	(26,998)	(63,987)	(74,949)
SHAREHOLDER TRANSACTIONS:
Proceeds from Shares Sold	73,955,051	12,912,296	5,836,064	6,031,668	6,026,121
Cost of Shares Redeemed	(8,104,680)	(5,296,261)	—	—	—
Net Increase In Net Assets Resulting From Shareholder Transactions	65,850,371	7,616,035	5,836,064	6,031,668	6,026,121
Increase In Net Assets	70,493,040	8,094,824	5,878,751	5,892,899	6,237,210
NET ASSETS:
Beginning of Period	—	—	—	—	—
End of Period	$70,493,040	$8,094,824	$5,878,751	$5,892,899	$6,237,210
Distributions in Excess of Net Investment Income/Undistributed Net Investment Income	$(36,263)	$—	$—	$—	$49
CHANGES IN SHARES OUTSTANDING:
Shares Outstanding, Beginning of Period	—	—	—	—	—
Shares Sold	3,601,000	500,000	300,000	300,000	300,000
Shares Redeemed	(401,000)	(200,000)	—	—	—
Shares Outstanding, End of Period	3,200,000	300,000	300,000	300,000	300,000

*	Commencement of Investment Operations.
(a)	On February 17, 2010, there was a 5-for-1 stock split. Historical share amounts have been adjusted to reflect the 5-for-1 stock split on a retroactive basis.

See Notes to Financial Statements.

OLD MUTUAL GLOBAL SHARES TRUST
FINANCIAL HIGHLIGHTS (LIQUIDATION BASIS)

	GlobalShares FTSE Emerging Markets Fund	GlobalShares FTSE Developed Countries ex US Fund	GlobalShares FTSE All-World Fund	GlobalShares FTSE All-World ex US Fund	GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund
	For the Period December 1, 2009* Through September 30, 2010 (e)	For the Period February 9, 2010* Through September 30, 2010	For the Period April 1, 2010* Through September 30, 2010	For the Period April 1, 2010* Through September 30, 2010	For the Period April 1, 2010* Through September 30, 2010
Net Asset Value, Beginning of Period	$20.00	$25.00	$20.00	$20.00	$20.00
Net Investment Income (a)	0.34	0.50	0.21	0.24	0.26
Net Realized and Unrealized Gain (Loss)	1.89	1.96	(0.48)	(0.39)	0.78
Total Income (Loss) From Operations	2.23	2.46	(0.27)	(0.15)	1.04
Distributions to Shareholders From
Net Investment Income	(0.20)	(0.48)	(0.13)	(0.21)	(0.25)
Return of Capital	—	—	—	— (f)	—
Total Distributions	(0.20)	(0.48)	(0.13)	(0.21)	(0.25)
Net Asset Value, End of Period	$22.03	$26.98	$19.60	$19.64	$20.79
Total Return at Net Asset Value (b)	11.43%	10.05%	(1.23)%	(0.56)%	5.34%
Total Return at Market Value (b)	12.92%	9.27%	(1.07)%	(3.39)%	2.32%
Ratios/Supplemental Data:
Net Assets, End of Period (000's omitted)	$70,493	$8,095	$5,879	$5,893	$6,237
Ratio to Average Net Assets of:
Net Expenses (c)	0.27%(g)	0.35%	0.35%	0.35%	0.50%
Gross Expenses (c)	1.41%	3.82%	10.04%	7.25%	7.36%
Net Investment Income (c)	1.70%	3.05%	2.28%	2.72%	2.75%
Portfolio Turnover Rate (d)	133.01%	1.27%	117.49%	92.49%	90.51%

*	Commencement of investment operations.
(a)	Per share net investment income has been calculated using the average shares method.
(b)	Net asset value return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. closing price for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the Adviser.
(c)	Annualized.
(d)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. The rate was higher than estimated at the outset of operations due to the liquidation process.
(e)	On February 17, 2010, there was a 5-for-1 stock split. Historical per share amounts have been adjusted to reflect the 5-for-1 stock split on a retroactive basis.
(f)	Amount is less than $.005.
(g)	Represents blended expense cap rate of 0.00%, 0.25% and 0.39%.

See Notes to Financial Statements.

OLD MUTUAL GLOBAL SHARES TRUST

NOTES TO FINANCIAL STATEMENTS (LIQUIDATION BASIS)
SEPTEMBER 30, 2010

1.ORGANIZATION

Old Mutual Global Shares Trust (the “Trust”) is a Delaware statutory trust organized on December 5, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). The GlobalShares FTSE Emerging Markets Fund, GlobalShares FTSE Developed Countries ex US Fund, GlobalShares FTSE All-World Fund, GlobalShares FTSE All-World ex US Fund and GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund are five separate exchange-traded index funds comprising the Trust, (collectively, the “Funds” and each individually a “Fund”). The Trust had no operations prior to December 1, 2009 other than matters relating to its organization and registration as a diversified, open-end management investment company under the Act, and the sale and issuance to Old Mutual Global Index Trackers (Pty) Limited (the “Adviser”) of 5,000 shares of beneficial interest (“Shares”) of the GlobalShares FTSE Emerging Markets Fund at an aggregate price of $100,000 on November 2, 2009. The GlobalShares FTSE Emerging Markets Fund and GlobalShares FTSE Developed Countries ex US Fund commenced investment operations on December 1, 2009 and February 9, 2010, respectively, and GlobalShares FTSE All-World Fund, GlobalShares FTSE All-World ex US Fund and GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund commenced investment operations on April 1, 2010.

The investment objective of GlobalShares FTSE Emerging Markets Fund, GlobalShares FTSE Developed Countries ex US Fund, GlobalShares FTSE All-World Fund, GlobalShares FTSE All-World ex US Fund and GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund is to seek investment results that correspond (before fees and expenses), generally to the performance of the Fund’s corresponding underlying index (FTSE Emerging Markets Index, FTSE Developed ex US Index, FTSE All-World Index, FTSE All-World ex US Index and FTSE All-Cap Asia Pacific ex Japan Index, respectively) (“Underlying Index”).

On September 24, 2010, the Funds’ Board of Trustees (the “Board”) approved a proposal to close the Funds to new investors and liquidate the Funds. On October 22, 2010, the Funds liquidated completely, with each investor’s shares redeemed at the net asset value on October 8, 2010, and the Trust then terminated. In connection with liquidation, the Funds adopted the liquidation basis of accounting, which among other things, requires the Funds to record assets and liabilities at their net realizable value and to provide estimated costs of liquidating the Funds to the extent that they are reasonably determinable.

Effective October 5, 2010, the Funds no longer accepted orders from new investors or existing shareholders to purchase additional Fund shares.

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from these estimates.

Investment Valuation

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter are valued at the last reported sale price as of the close of regular trading on the primary exchange or market (foreign or domestic) on which they are traded, or if it is not possible to determine the last reported sale price on the relevant exchange or market on the valuation date, the value of the security shall be taken to be the most recent mean between the bid and asked prices on such exchange or market on the valuation date. Absent both bid and asked prices on such exchange, the bid price may be used. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available, the security will be valued in accordance with fair value methods approved by the Board.

OLD MUTUAL GLOBAL SHARES TRUST

NOTES TO FINANCIAL STATEMENTS (LIQUIDATION BASIS)
SEPTEMBER 30, 2010

2.SIGNIFICANT ACCOUNTING POLICIES - (continued)

Open-end investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies which are priced as equity securities.

If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board believes accurately reflects fair value in accordance with the Board’s fair valuation pricing policies.

The valuation procedures include a procedure whereby “fair valuation” of certain foreign securities prices may be provided by an independent pricing service approved by the Board. The Funds use fair value pricing to seek to ensure that the Funds’ NAV reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by the Funds on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value.

The Funds utilize various inputs in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below. Each Fund’s hierarchy can be found in its corresponding Schedule of Investments.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In January, 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires new disclosure regarding transfers into and out of Levels 1 and 2 effective for interim and annual periods beginning after December 15, 2009. The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. For the period ended September 30, 2010, there were no material transfers between Levels 1 and 2. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010.

NAV per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Funds’ NAVs are calculated at the close of the regular trading session on the NYSE ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.

American Depositary Receipts (“ADRs”)

The Funds may invest in ADRs. For many foreign securities, US Dollar-denominated ADRs, which are traded in the United States on exchanges or OTC, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, a Fund can avoid certain risks related to investing in foreign securities in non-U.S. markets.

OLD MUTUAL GLOBAL SHARES TRUST

NOTES TO FINANCIAL STATEMENTS (LIQUIDATION BASIS)
SEPTEMBER 30, 2010

2.SIGNIFICANT ACCOUNTING POLICIES - (continued)

Real Estate Investment Trusts (“REITs”)

The Funds may invest in the securities of REITs, which pool investors’ funds for investments primarily in commercial real estate properties, to the extent allowed by law. Investment in REITs may be the most practical available means for the Funds to invest in the real estate industry. As a shareholder in a REIT, a Fund would bear its ratable share of the REIT’s expenses, including its advisory and administration fees. At the same time, a Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Funds and their shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.

Foreign Currency

The books and records of the Funds are maintained in US Dollars. The valuation of investment securities and other assets and liabilities denominated in a foreign currency are translated into US Dollars at the prevailing exchange rates each business day. Purchases and sales of investment securities, income and expenses are translated into US Dollars at the prevailing exchange rates on the respective dates of the transactions.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts as hedges against specific transactions, Funds positions or anticipated Funds positions. The aggregate principal amounts of the contracts are not recorded, as the Funds do not intend to hold the contracts to maturity. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal tax purposes. As of September 30, 2010, there were no forward foreign currency contracts outstanding.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on the trade date. Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded using the specific identification method.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Dividends from net investment income, if any, are declared and paid quarterly. The Funds will distribute their net capital gains, if any, to shareholders annually.

3.INVESTMENT ADVISORY AGREEMENT AND OTHER AGREEMENTS

Investment Advisory Agreement

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Old Mutual Global Index Trackers (Pty) Limited (the “Adviser”). The Adviser acts as the Funds’ investment adviser pursuant to the Advisory Agreement with the Trust on behalf of the Funds. Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolio. For its services, the Funds pay the Adviser an advisory fee, accrued daily and payable monthly at an annual rate of 0.125% of the Funds’ average daily net assets.

OLD MUTUAL GLOBAL SHARES TRUST

NOTES TO FINANCIAL STATEMENTS (LIQUIDATION BASIS)
SEPTEMBER 30, 2010

3.INVESTMENT ADVISORY AGREEMENT AND OTHER AGREEMENTS - (continued)

Expense Reimbursement Agreement

The Adviser has contractually agreed, pursuant to a separate agreement with the Trust (the “Expense Reimbursement Agreement”), to waive advisory fees and reimburse other expenses to the extent necessary to prevent the expenses of the Funds (other than distribution and service (12b-1) fees (if any), brokerage or other transaction related expenses, taxes, interest, litigation expenses and other extraordinary expenses) from exceeding a specified percentage of each Fund’s average daily net assets per year (the “Expense Cap”).

Pursuant to the Expense Reimbursement Agreement, the Expense Caps for the GlobalShares FTSE Emerging Markets Fund, GlobalShares FTSE Developed Countries ex US Fund, GlobalShares FTSE All-World Fund, GlobalShares FTSE All-World ex US Fund and GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund will not exceed 0.39%, 0.35%, 0.35%, 0.35% and 0.50%, respectively, until at least January 31, 2012. In addition, the Adviser may voluntarily choose to impose lower Expense Caps for certain Funds.

The Expense Caps in effect for each Fund during the period ended September 30, 2010 were as follows:

Fund	Expense Cap	Period Covered by Expense Cap
GlobalShares FTSE Emerging Markets Fund	0.39%	December 1, 2009* – December 7, 2009
	0.00%**	December 8, 2009 – January 31, 2010
	0.39%	February 1, 2010 – May 31, 2010
	0.25%**	June 1, 2010 – September 30, 2010
GlobalShares FTSE Developed Countries ex US Fund	0.35%	February 9, 2010* – September 30, 2010
GlobalShares FTSE All-World Fund	0.35%	April 1, 2010* – September 30, 2010
GlobalShares FTSE All-World ex US Fund	0.35%	April 1, 2010* – September 30, 2010
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	0.50%	April 1, 2010* – September 30, 2010

*	Commencement of investment operations.
**	Voluntary Expense Cap imposed by the Adviser.

For the period ended September 30, 2010, the Adviser waived and reimbursed the following fees:

Fund	Fees Waived and Reimbursed
GlobalShares FTSE Emerging Markets Fund	$611,424
GlobalShares FTSE Developed Countries ex US Fund	260,342
GlobalShares FTSE All-World Fund	205,190
GlobalShares FTSE All-World ex US Fund	186,147
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	191,165

Pursuant to the Expense Reimbursement Agreement, for a period of five years subsequent to the Funds’ commencement of operations, the Adviser may recover from the Funds fees and expenses waived or reimbursed during the prior three years if the Funds’ expense ratio, including the recovered expenses, falls below the Expense Cap in place when the waiver or reimbursement occurred.

OLD MUTUAL GLOBAL SHARES TRUST

NOTES TO FINANCIAL STATEMENTS (LIQUIDATION BASIS)
SEPTEMBER 30, 2010

3.INVESTMENT ADVISORY AGREEMENT AND OTHER AGREEMENTS - (continued)

As of September 30, 2010, amounts previously waived or reimbursed which are eligible for potential future recovery by the Adviser, pursuant to the terms described above, and their related fiscal year of expiration are as follows:

Fund	Amount Eligible for Recovery	Expires during Fiscal Year Ending September 30,
GlobalShares FTSE Emerging Markets Fund	$464,055	2013
GlobalShares FTSE Developed Countries ex US Fund	260,342	2013
GlobalShares FTSE All-World Fund	205,190	2013
GlobalShares FTSE All-World ex US Fund	186,147	2013
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	191,165	2013

These amounts will expire once the Funds cease operations. No amounts were recouped as a result of the liquidation.

Trustee Fees

The Trust pays each Independent Trustee a fee of $10,000 per year and a fee of $2,500 per meeting, together with each Trustee’s actual out-of-pocket expenses relating to attendance at such meetings.

Distribution & Service (12b-1) Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor. The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.125% of their average daily net assets each year for certain distribution and service-related activities. No fees are currently paid by the Funds under this Plan, and there are no current plans to impose these fees.

On September 24, 2010, the Distributor was notified of the Funds’ intent to terminate the Distribution Agreement, subject to applicable contractual termination provisions.

Service Providers

The Bank of New York Mellon (“BNYM”) serves as the Funds’ Administrator, Custodian, Fund Accountant and Transfer Agent.

On September 24, 2010, BNYM was notified of the Funds’ intent to terminate Administration, Custodial, Fund Accounting and Transfer Agent services, subject to applicable contractual termination provisions.

Foreside Compliance Services, LLC, an affiliate of the Distributor, provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as certain additional compliance support functions. Foreside Management Services, LLC, an affiliate of the Distributor, provides a Principal Financial Officer to the Trust.

On September 24, 2010, Foreside Compliance Services, LLC and Foreside Management Services, LLC were notified of the Funds’ intent to terminate Chief Compliance Officer and Principal Financial Officer services, subject to applicable contractual termination provisions.

Licensing Fee Agreements — The Adviser has entered into a licensing agreement for each Fund with the FTSE Group (“Licensor”). The trademarks are owned by the Licensor. These trademarks have been licensed to the Adviser for the use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

OLD MUTUAL GLOBAL SHARES TRUST

NOTES TO FINANCIAL STATEMENTS (LIQUIDATION BASIS)
SEPTEMBER 30, 2010

4.INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the period ended September 30, 2010 were as follows:

Fund	Purchases	Sales
GlobalShares FTSE Emerging Markets Fund	$76,219,282	$83,783,682
GlobalShares FTSE Developed Countries ex US Fund	123,915	8,142,395
GlobalShares FTSE All-World Fund	3,968,426	5,858,895
GlobalShares FTSE All-World ex US Fund	4,031,428	5,902,647
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	4,071,869	6,243,042

For the period ended September 30, 2010, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
GlobalShares FTSE Emerging Markets Fund	$9,817,926	$6,825,852
GlobalShares FTSE Developed Countries ex US Fund	12,795,606	5,257,964
GlobalShares FTSE All-World Fund	1,820,299	—
GlobalShares FTSE All-World ex US Fund	1,998,805	946
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	1,977,079	2,826

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

5.ORGANIZATIONAL AND OFFERING COSTS

Costs incurred in organizing the Trust were expensed at the initial commencement of operations. Offering costs of $99,929 were capitalized and are being amortized over a twelve-month period from the commencement of investment operations of the first fund in the Trust. Offering costs expensed for the period ended September 30, 2010 were $86,603. The Adviser may recoup some or all of these costs subject to the Expense Reimbursement Agreement described in Note 3.

6.ISSUANCE AND REDEMPTION OF FUND SHARES

Shares of the GlobalShares FTSE Emerging Markets Fund, GlobalShares FTSE Developed Countries ex US Fund, GlobalShares FTSE All-World Fund, GlobalShares FTSE All-World ex US Fund and GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund are listed and traded on the NYSE Arca, Inc. (“NYSE”) under the ticker symbol GSR, GSD, GSW, GSO and GSZ, respectively. Market prices for the shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts substantially less than a Creation Unit.

Only “Authorized Participants”, typically a broker/dealer may purchase or redeem shares directly from the Funds. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

On February 17, 2010, under the authorization of the Board, a 5-for-1 stock split was implemented on the GlobalShares FTSE Emerging Markets Fund. The impact of the stock split was to increase the number of shares outstanding by a factor of five, while decreasing the NAV per share by a factor of five, resulting in no effect to the total net assets of the Fund. The financial statements of the Fund have been adjusted retroactively to reflect the stock split.

October 5, 2010 was the last day of trading in the Funds on the NYSE.

OLD MUTUAL GLOBAL SHARES TRUST

NOTES TO FINANCIAL STATEMENTS (LIQUIDATION BASIS)
SEPTEMBER 30, 2010

7.FEDERAL INCOME TAX

The Funds intend to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Internal Revenue Code”). If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders.

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
GlobalShares FTSE Emerging Markets Fund	$47,445,252	$165,704	$(139,691)	$26,013
GlobalShares FTSE Developed Countries ex US Fund	1,859,411	68,066	(59,894)	8,172
GlobalShares FTSE All-World Fund	3,306,539	24,835	(24,605)	230
GlobalShares FTSE All-World ex US Fund	1,939,979	39,984	(38,397)	1,587
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	3,849,728	22,738	(18,557)	4,181

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and expensing of organization costs. At September 30, 2010, the components of accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Net Unrealized Appreciation (Depreciation)	Currency Unrealized (Depreciation)	Total Accumulated Earnings (Losses)
GlobalShares FTSE Emerging Markets Fund	$4,724,755	$—	$26,013	(53,529)	$4,697,239
GlobalShares FTSE Developed Countries ex US Fund	295,565	—	8,172	(29,427)	274,310
GlobalShares FTSE All-World Fund	58,426	—	230	(15,855)	42,801
GlobalShares FTSE All-World ex US Fund	—	(116,728)	1,587	(23,368)	(138,509)
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	216,770	—	4,181	(9,641)	211,310

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of redemptions in kind, non-deductible organization costs and tax treatment of currency gains and losses. Results of operations and net assets were not affected by these reclassifications.

OLD MUTUAL GLOBAL SHARES TRUST

NOTES TO FINANCIAL STATEMENTS (LIQUIDATION BASIS)
SEPTEMBER 30, 2010

7.FEDERAL INCOME TAX - (continued)

The tax character of distributions paid during the fiscal period ended September 30, 2010 was as follows:

Fund	Distributions Paid from Ordinary Income	Return of Capital
GlobalShares FTSE Emerging Markets Fund	$628,690	$—
GlobalShares FTSE Developed Countries ex US Fund	217,668	—
GlobalShares FTSE All-World Fund	26,998	—
GlobalShares FTSE All-World ex US Fund	63,880	107
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	74,949	—

At September 30, 2010, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital
GlobalShares FTSE Emerging Markets Fund	$(317,639)	$372,209	$(54,570)
GlobalShares FTSE Developed Countries ex US Fund	(11,175)	(193,304)	204,479
GlobalShares FTSE All-World Fund	(21,178)	21,292	(114)
GlobalShares FTSE All-World ex US Fund	(9,435)	9,589	(154)
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	(1,535)	1,757	(222)

At September 30, 2010, the Funds listed below had net capital loss carryforwards for federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. All tax losses will go unused due to the liquidation.

OLD MUTUAL GLOBAL SHARES TRUST

NOTES TO FINANCIAL STATEMENTS (LIQUIDATION BASIS)
SEPTEMBER 30, 2010

7.FEDERAL INCOME TAX - (continued)

As of September 30, 2010, the following funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Fund	2011	2012	2013	2014	2015	2016	2017	2018	Total
GlobalShares FTSE Emerging Markets Fund	$—	$—	$—	$—	$—	$—	$—	$—	$—
GlobalShares FTSE Developed Countries ex US Fund	—	—	—	—	—	—	—	—	—
Global Shares FTSE All-World Fund	—	—	—	—	—	—	—	—	—
Global Shares FTSE All- World ex US Fund	—	—	—	—	—	—	—	116,278	116,278
Global Shares FTSE All-Cap Asia Pacific ex Japan Fund	—	—	—	—	—	—	—	—	—

Financial reporting rules prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expense on the Statements of Operations. Management has determined that there is no impact resulting from analysis of the benefits of the Funds’ tax position based on the prescribed minimum threshold.

Financial reporting rules require management of the Funds to analyze all open tax years, fiscal year 2010, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended September 30, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

8.RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Fund’s Prospectus and Statement of Additional Information for a full discussion.

Foreign and Emerging Market Holdings — Investing in the securities of foreign issuers, particularly those in emerging market countries, involves special risks and considerations not typically associated with investing in US companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect US investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than US companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund’s shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the US Dollar.

OLD MUTUAL GLOBAL SHARES TRUST

NOTES TO FINANCIAL STATEMENTS (LIQUIDATION BASIS)
SEPTEMBER 30, 2010

8.RISKS - (continued)

Each Fund may hold depositary receipts, which may be traded in the US but bear the risks of non-US securities. Some depositary receipts may become illiquid and bear extra costs.

Investments in certain jurisdictions require approval of the Funds by local regulators which could be delayed. Certain foreign sub-custodians may pose credit risk and settlement failures are more common.

Emerging markets are subject to greater political and economic instability and uncertainty regarding the existence of trading markets, and more governmental limitations on foreign investment than more developed markets. There may be less information publicly available with regard to emerging market issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which US issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders of US issuers. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Small- and Medium-Capitalization Company — Investing in securities of small- and medium-capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and medium-capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Non-Correlation — The Funds’ returns may not match the return of their Underlying Index for a number of reasons. For example, the Funds incur operating expenses not applicable to the Underlying Index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the Underlying Index.

Due to legal and regulatory rules and limitations imposed by certain countries and stock exchanges on which securities in the Underlying Index trade, including foreign ownership limitations and margin requirements, the Funds may not be able to invest in all securities included in the Underlying Index or may be delayed in purchasing or selling securities included in the Underlying Index. The Funds may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as foreign investment and/or trading restrictions, cost or liquidity constraints. Liquidity constraints may delay the Funds’ purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Funds may sell certain securities to realize losses, causing it to deviate from their Underlying Index.

The Funds may not be fully invested at times, either as a result of cash flows into the Funds or reserves of cash held by the Funds to meet redemptions and expenses. Because the Funds utilize a sampling approach or if the Funds utilize futures or other derivative positions, their returns may not correlate as well with the return of their Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Subsequent to September 24, 2010, the Funds began the process of liquidating assets in each portfolio. As a result, for the period from September 25 through the final day of operations, the Funds will experience significantly less correlation with the Underlying Indexes than if they were fully invested.

OLD MUTUAL GLOBAL SHARES TRUST

NOTES TO FINANCIAL STATEMENTS (LIQUIDATION BASIS)
SEPTEMBER 30, 2010

9.COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote and maintain insurance for certain events.

10.SUBSEQUENT EVENTS

The GlobalShares FTSE Emerging Markets Fund, GlobalShares FTSE Developed Countries ex US Fund, GlobalShares FTSE All-World ex US Fund and GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund paid an income distribution of $.03235, $.11596, $.05425 and $.13801 per share, respectively, on October 5, 2010.

In accordance with the provisions set forth in FASB Accounting Standards Codification (“ASC”) 855-10, Subsequent Events, Management has evaluated events and transactions for potential recognition or disclosure through the date this report was issued. Management has determined that, except as set forth above, there are no material events that would require adjustment or disclosure through this date.

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees
Old Mutual Global Shares Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of GlobalShares FTSE Emerging Markets Fund, GlobalShares FTSE Developed Countries ex US Fund, GlobalShares FTSE All-World Fund, GlobalShares FTSE All-World ex US Fund, and GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund, each a series of Old Mutual Global Shares Trust, (collectively, the “Funds”) as of September 30, 2010, and the related statements of operations, changes in net assets and financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2010 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GlobalShares FTSE Emerging Markets Fund, GlobalShares FTSE Developed Countries ex US Fund, GlobalShares FTSE All-World Fund, GlobalShares FTSE All-World ex US Fund, and GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund as of September 30, 2010, and the results of their operations, the changes in their net assets and their financial highlights for the period then ended in conformity with U.S. generally accepted accounting principles.

As discussed in note 1 to the financial statements, the Funds’ Board of Trustees has decided to cease operations and liquidate the Funds. Our opinion has not been modified in respect to this matter.

Boston, MA
November 29, 2010

Trustees and Officers (Unaudited)

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. The Fund Complex consists of the Trust’s five portfolios.

Independent Trustees

Name, Address(1) and Year of Birth of Independent Trustee	Position(s) Held with Trust	Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Gerard P. Maus (1951) (deceased)	Trustee	October 2009 – June 2010	Senior Vice President and Chief Financial Officer of ICMA Retirement Corporation (2004 – 2009).	5	None.
Gregory A. Ratliff (1960)	Trustee	November 2009	Senior Program Officer, U.S. Special Initiatives, Bill & Melinda Gates Foundation (since 2007); Partner, GPS Capital Partners (consultancy) (2002 – 2007).	5	Trustee of the Domini Social Equity Funds (five funds); Board member of the Calvert Social Investment Foundation, Center for Rural Strategies and Washington Office on Latin America.
Virginia Meany (1947)	Trustee	November 2009	Executive Vice President, Private Equity Fund Services (2008 – 2009) and U.S. Mutual Fund Business Head, Investor Services Division (2006 – 2008) at State Street Corporation; President of JP Morgan Investor Services (2000 – 2006).	5	Board member of National Investment Companies Services Association (2003 – present; Chair 2008 – 2009); New England College of Business (2005 – present; Chair 2009); Boston Women’s Fund, Treasurer and Finance Committee Chair (2007 – present).

The Trustee who is affiliated with the Adviser or affiliates of the Adviser and the executive officer of the Trust, his term of office and length of time served, his principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Management Trustee and the other directorships, if any, held by the Trustee, are shown below.

Interested Trustee

Name, Address(1) and Year of Birth of Management Trustee	Position(s) Held with Trust	Office and Length of Time Served *	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Betserai Tendai Musikavanhu (1972)	Chairman of the Board, Trustee and President	Since 2009	Chief Executive Officer of Old Mutual Global Index Trackers (Proprietary) Limited (since 2001).	5	None.

*	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
(1)	The address for each Trustee is 10 High Street, Suite 302, Boston, MA 02110.

Trustees and Officers (Unaudited)

Officers

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Eric G. Woodbury (1957) c/o Old Mutual Global Index Trackers (Pty) Ltd. 10 High Street, Suite 302 Boston, MA 02110	Principal Executive Officer, Vice President and Secretary	Since 2009	Chief Legal Officer and Chief Compliance Officer, Old Mutual Global Index Trackers (Pty) Ltd. (since June 2009); formerly, Chief Legal Officer and Chief Compliance Officer, Winslow Management Company (January 2007 – July 2009); General Counsel, East Hill Management (November 2005 – July 2009); Chief Administrative Officer of Clay Mathematics Institute, Inc. (November 2001 – August 2008)
Trudance L.C. Bakke (1971) c/o Foreside Management Services Three Canal Plaza, Suite 100 Portland, Maine 04101	Principal Financial Officer and Treasurer	Since 2009	Director, Foreside Management Services, LLC (since 2006); formerly Product Manager, Citigroup (2003 – 2006); Senior Manager of Corporate Finance, Forum Financial Group (1999 – 2003); Ms. Bakke serves as an officer to other unaffiliated mutual funds or closed-end funds for which the Distributor or its affiliates act as distributor or provider of other services
Patrick J. Keniston (1964) c/o Foreside Compliance Services Three Canal Plaza, Suite 100 Portland, Maine 04101	Chief Compliance Officer	Since 2009	Director, Foreside Compliance Services, LLC (since 2008); formerly, Counsel, Citi Fund Services (2005 – 2008), Counsel, Citigroup Global Transaction Services (2001 – 2005); Mr. Keniston serves as an officer to other unaffiliated mutual funds or closed-end funds for which the Distributor or its affiliates act as distributor or provider of other services.

*	This is the period for which the Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected

SUPPLEMENTAL INFORMATION
(Unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal period ended September 30, 2010, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2011.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal period ended September 30, 2010, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income %	Dividends Received Reduction %
GlobalShares FTSE Emerging Markets Fund	17.36%	1.05%
GlobalShares FTSE Developed Countries ex US Fund	46.83%	0.66%
GlobalShares FTSE All-World Fund	56.06%	20.56%
GlobalShares FTSE All-World ex US Fund	100.00%	2.07%
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	28.26%	0.76%

Proxy Voting Policies, Procedures and Record

A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (888) 664-9887. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Old Mutual Global Shares Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to http://www.publicinfosec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value is available from the adviser or BNYM.

Investment Adviser

Old Mutual Global Index Trackers (Pty) Ltd.
Grayston Ridge Office Park
Sandton, South Africa 2196

Old Mutual Global Index Trackers (US) LLC
10 High Street, Suite 302
Boston, Massachusetts 02110

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

Custodian

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Transfer Agent

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Independent Registered Public Accounting Firm

KPMG LLP
Two Financial Center
60 South Street
Boston, Massachusetts 02111

This report is submitted for the general information of the shareholders of each Fund, the shares of which are no longer offered for sale.

Item 2. Code of Ethics.

(a). As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer or persons performing similar functions (“Code of Ethics”).

(b). Not Applicable

(c). There has been no amendment to the Registrant’s Code of Ethics during the fiscal year ending September 30, 2010 (“Reporting Period”).

(d). Registrant granted no waivers from the provisions of its Code of Ethics during the Reporting Period.

(e). Not Applicable

Item 3. Audit Committee Financial Expert.

(a). The Registrant’s Board of Trustees has determined that its Audit Committee has one “audit committee financial expert”, as that term is defined under Items 3(b) and 3(c), serving on its Audit Committee. Gregory A. Ratliff, the Registrant’s audit committee financial expert, is “independent”, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in Items 4(a)-(d) are for the five funds of the Registrant that had a fiscal year ending September 30, 2010 and whose financial statements are reported in Item 1.

(a). Audit Fees:  the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

2010: $95,000
2009: $5,000

(b). Audit-Related Fees:  the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item are as follows:

2010: None
2009: N/A

(c). Tax Fees:  the aggregate fees billed in each of the previous last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2010: None
2009: N/A

The Tax Fees represent services provided in connection with the preparation of tax returns, year-end distribution review, qualifying dividend income analysis and computation of foreign tax credit pass-through.

(d). All Other Fees:  the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2010: None
2009: N/A

(e) Audit Committee Pre-Approval Policies and Procedures.

(i)	Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.
(ii)	100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f) Less than 50% of the hours expended on the principal accountant’s engagement to audit Registrant’s financial statements were attributed to work performed by persons other than the accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the accountant for services rendered to the Registrant, the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) for the last two fiscal years is as following:

2010: N/A
2009: N/A

(h) Not Applicable

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Virginia Meany and Gregory Ratliff, are members of Audit Committee.

(b) Not Applicable.

Item 6. Schedule of Investments.

(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the Registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) Certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Old Mutual Global Shares Trust

By: /s/ Eric G. Woodbury
Eric G. Woodbury, Principal Executive Officer
Date: November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Eric G. Woodbury
Eric G. Woodbury
Principal Executive Officer
Date: November 29, 2010

By: /s/ Trudance L.C. Bakke
Trudance L.C. Bakke
Principal Financial Officer
Date: November 29, 2010